Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 0	$ 0
Cash receipts subject to account control agreement	712,217	533,541
Accounts receivable, net of allowance for credit losses of $53,852 at June 30, 2011 and $78,180 at December 31, 2010	8,421,813	6,088,245
Inventories	4,071,541	3,104,976
Prepaid expenses and other assets	613,366	246,001
Deferred tax assets	433,703	369,604
Total current assets	14,252,640	10,342,367
Restricted assets:
Cash	528,400	937,336
Investments	770,397	557,566
Total restricted assets	1,298,797	1,494,902
Property and equipment, net	13,977,676	14,576,322
Other assets:
Loan origination fees, net of amortization	283,580	286,767
Intangible assets	30,817	46,241
Deferred tax assets, noncurrent	3,021,902	2,604,045
Total other assets	3,336,299	2,937,053
Total assets	32,865,412	29,350,644
Current liabilities:
Accounts payable	9,288,597	6,980,713
Disbursements in transit	1,958,501	729,300
Line of credit	3,406,456	2,688,302
Note payable to related party	28,312	29,724
Accrued liabilities	2,152,704	1,945,094
Current portion of long-term debt	1,019,055	1,155,310
Total current liabilities	17,853,625	13,528,443
Long term liabilities:
Long-term debt, net of current portion	6,491,047	6,694,917
Note payable to related party, net of current portion	757,576	811,023
Deferred gain on sale of assets	5,800	7,747
Total long-term liabilities	7,254,423	7,513,687
Stockholders’ equity:
Common stock, $0.001 par value; authorized 50,000,000 shares; 9,380,577 shares issued and outstanding at June 30, 2011 and December 31, 2010	9,381	9,381
Preferred stock, $0.001 par value; authorized 5,000,000 shares; 0 shares issued and outstanding at June 30, 2011 and December 31, 2010	0	0
Paid in Capital	14,570,145	14,525,179
Retained Earnings (deficit)	(6,822,162)	(6,226,046)
Total stockholders’ equity	7,757,364	8,308,514
Total liabilities and stockholders’ equity	$ 32,865,412	$ 29,350,644